Fees Summary	Apr. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 310,073,390.28
Previously Paid Amount	42,806.40
Total Fee Amount	42,821.14
Total Offset Amount	0.00
Net Fee	$ 14.74
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A